Distribution Date:	10/18/21	Benchmark 2020-B22 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Benchmark 2020-B22 Mortgage Trust
Series 2020-B22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Liat Heller		liat.heller@rialtocapital.com
			200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	17		Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			BMARK 2020-B22 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22
			375 N. French Road, Suite 100 | Amherst, NY 14228
Modified Loan Detail	23
		Trust Directing Holder	RREF IV Debt AIV, LP, c/o Rialto Capital Management LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08163BBC4	0.509000%	9,763,000.00	8,886,794.36	107,281.07	3,769.48	0.00	0.00	111,050.55	8,779,513.29	30.04%	30.00%
A-2	08163BAZ4	1.155000%	3,086,000.00	3,086,000.00	0.00	2,970.28	0.00	0.00	2,970.28	3,086,000.00	30.04%	30.00%
A-SB	08163BBD2	1.731000%	15,906,000.00	15,906,000.00	0.00	22,944.40	0.00	0.00	22,944.40	15,906,000.00	30.04%	30.00%
A-4	08163BBE0	1.685000%	132,500,000.00	132,500,000.00	0.00	186,052.08	0.00	0.00	186,052.08	132,500,000.00	30.04%	30.00%
A-5	08163BBA8	1.973000%	380,199,000.00	380,199,000.00	0.00	625,110.52	0.00	0.00	625,110.52	380,199,000.00	30.04%	30.00%
A-M	08163BBG5	2.163000%	69,615,000.00	69,615,000.00	0.00	125,481.04	0.00	0.00	125,481.04	69,615,000.00	21.03%	21.00%
B	08163BBB6	2.151204%	30,941,000.00	30,941,000.00	0.00	55,467.01	0.00	0.00	55,467.01	30,941,000.00	17.02%	17.00%
C	08163BBH3	2.697454%	31,907,000.00	31,907,000.00	0.00	71,723.07	0.00	0.00	71,723.07	31,907,000.00	12.89%	12.88%
D	08163BAL5	2.000000%	22,238,000.00	22,238,000.00	0.00	37,063.33	0.00	0.00	37,063.33	22,238,000.00	10.01%	10.00%
E	08163BAN1	2.000000%	19,338,000.00	19,338,000.00	0.00	32,230.00	0.00	0.00	32,230.00	19,338,000.00	7.51%	7.50%
F	08163BAQ4	2.000000%	22,238,000.00	22,238,000.00	0.00	37,063.33	0.00	0.00	37,063.33	22,238,000.00	4.63%	4.63%
G	08163BAS0	2.000000%	7,735,000.00	7,735,000.00	0.00	12,891.67	0.00	0.00	12,891.67	7,735,000.00	3.63%	3.63%
H*	08163BAU5	2.000000%	28,040,150.00	28,040,150.00	0.00	46,733.58	0.00	0.00	46,733.58	28,040,150.00	0.00%	0.00%
VRR	08163BAX9	3.421204%	40,710,850.00	40,664,733.91	5,646.37	115,935.31	0.00	0.00	121,581.68	40,659,087.54	0.00%	0.00%
Interest
S	08163BAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163BAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			814,217,000.00	813,294,678.27	112,927.44	1,375,435.10	0.00	0.00	1,488,362.54	813,181,750.83

Notional Certificates
X-A	08163BBF7	1.520832%	611,069,000.00	610,192,794.36	0.00	773,334.12	0.00	0.00	773,334.12	610,085,513.29
X-B	08163BAA9	0.992677%	62,848,000.00	62,848,000.00	0.00	51,989.80	0.00	0.00	51,989.80	62,848,000.00
X-D	08163BAC5	1.421204%	41,576,000.00	41,576,000.00	0.00	49,240.00	0.00	0.00	49,240.00	41,576,000.00
X-F	08163BAE1	1.421204%	22,238,000.00	22,238,000.00	0.00	26,337.29	0.00	0.00	26,337.29	22,238,000.00
X-G	08163BAG6	1.421204%	7,735,000.00	7,735,000.00	0.00	9,160.85	0.00	0.00	9,160.85	7,735,000.00
X-H	08163BAJ0	1.421204%	28,040,150.00	28,040,150.00	0.00	33,208.99	0.00	0.00	33,208.99	28,040,150.00
Notional SubTotal			773,506,150.00	772,629,944.36	0.00	943,271.05	0.00	0.00	943,271.05	772,522,663.29

Deal Distribution Total					112,927.44	2,318,706.15	0.00	0.00	2,431,633.59

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163BBC4	910.25241831	10.98853529	0.38609854	0.00000000	0.00000000	0.00000000	0.00000000	11.37463382	899.26388303
A-2	08163BAZ4	1,000.00000000	0.00000000	0.96250162	0.00000000	0.00000000	0.00000000	0.00000000	0.96250162	1,000.00000000
A-SB	08163BBD2	1,000.00000000	0.00000000	1.44249969	0.00000000	0.00000000	0.00000000	0.00000000	1.44249969	1,000.00000000
A-4	08163BBE0	1,000.00000000	0.00000000	1.40416664	0.00000000	0.00000000	0.00000000	0.00000000	1.40416664	1,000.00000000
A-5	08163BBA8	1,000.00000000	0.00000000	1.64416666	0.00000000	0.00000000	0.00000000	0.00000000	1.64416666	1,000.00000000
A-M	08163BBG5	1,000.00000000	0.00000000	1.80250004	0.00000000	0.00000000	0.00000000	0.00000000	1.80250004	1,000.00000000
B	08163BBB6	1,000.00000000	0.00000000	1.79267024	0.00000000	0.00000000	0.00000000	0.00000000	1.79267024	1,000.00000000
C	08163BBH3	1,000.00000000	0.00000000	2.24787884	0.00000000	0.00000000	0.00000000	0.00000000	2.24787884	1,000.00000000
D	08163BAL5	1,000.00000000	0.00000000	1.66666652	0.00000000	0.00000000	0.00000000	0.00000000	1.66666652	1,000.00000000
E	08163BAN1	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	08163BAQ4	1,000.00000000	0.00000000	1.66666652	0.00000000	0.00000000	0.00000000	0.00000000	1.66666652	1,000.00000000
G	08163BAS0	1,000.00000000	0.00000000	1.66666710	0.00000000	0.00000000	0.00000000	0.00000000	1.66666710	1,000.00000000
H	08163BAU5	1,000.00000000	0.00000000	1.66666655	0.00000000	0.03946948	0.00000000	0.00000000	1.66666655	1,000.00000000
VRR Interest	08163BAX9	998.86722852	0.13869448	2.84777424	0.00000000	0.00143082	0.00000000	0.00000000	2.98646872	998.72853404
S	08163BAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163BAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163BBF7	998.56611014	0.00000000	1.26554304	0.00000000	0.00000000	0.00000000	0.00000000	1.26554304	998.39054720
X-B	08163BAA9	1,000.00000000	0.00000000	0.82723078	0.00000000	0.00000000	0.00000000	0.00000000	0.82723078	1,000.00000000
X-D	08163BAC5	1,000.00000000	0.00000000	1.18433712	0.00000000	0.00000000	0.00000000	0.00000000	1.18433712	1,000.00000000
X-F	08163BAE1	1,000.00000000	0.00000000	1.18433717	0.00000000	0.00000000	0.00000000	0.00000000	1.18433717	1,000.00000000
X-G	08163BAG6	1,000.00000000	0.00000000	1.18433743	0.00000000	0.00000000	0.00000000	0.00000000	1.18433743	1,000.00000000
X-H	08163BAJ0	1,000.00000000	0.00000000	1.18433710	0.00000000	0.00000000	0.00000000	0.00000000	1.18433710	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	3,769.48	0.00	3,769.48	0.00	0.00	0.00	3,769.48	0.00
A-2	09/01/21 - 09/30/21	30	0.00	2,970.28	0.00	2,970.28	0.00	0.00	0.00	2,970.28	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	22,944.40	0.00	22,944.40	0.00	0.00	0.00	22,944.40	0.00
A-4	09/01/21 - 09/30/21	30	0.00	186,052.08	0.00	186,052.08	0.00	0.00	0.00	186,052.08	0.00
A-5	09/01/21 - 09/30/21	30	0.00	625,110.52	0.00	625,110.52	0.00	0.00	0.00	625,110.52	0.00
X-A	09/01/21 - 09/30/21	30	0.00	773,334.12	0.00	773,334.12	0.00	0.00	0.00	773,334.12	0.00
X-B	09/01/21 - 09/30/21	30	0.00	51,989.80	0.00	51,989.80	0.00	0.00	0.00	51,989.80	0.00
X-D	09/01/21 - 09/30/21	30	0.00	49,240.00	0.00	49,240.00	0.00	0.00	0.00	49,240.00	0.00
X-F	09/01/21 - 09/30/21	30	0.00	26,337.29	0.00	26,337.29	0.00	0.00	0.00	26,337.29	0.00
X-G	09/01/21 - 09/30/21	30	0.00	9,160.85	0.00	9,160.85	0.00	0.00	0.00	9,160.85	0.00
X-H	09/01/21 - 09/30/21	30	0.00	33,208.99	0.00	33,208.99	0.00	0.00	0.00	33,208.99	0.00
A-M	09/01/21 - 09/30/21	30	0.00	125,481.04	0.00	125,481.04	0.00	0.00	0.00	125,481.04	0.00
B	09/01/21 - 09/30/21	30	0.00	55,467.01	0.00	55,467.01	0.00	0.00	0.00	55,467.01	0.00
C	09/01/21 - 09/30/21	30	0.00	71,723.07	0.00	71,723.07	0.00	0.00	0.00	71,723.07	0.00
D	09/01/21 - 09/30/21	30	0.00	37,063.33	0.00	37,063.33	0.00	0.00	0.00	37,063.33	0.00
E	09/01/21 - 09/30/21	30	0.00	32,230.00	0.00	32,230.00	0.00	0.00	0.00	32,230.00	0.00
F	09/01/21 - 09/30/21	30	0.00	37,063.33	0.00	37,063.33	0.00	0.00	0.00	37,063.33	0.00
G	09/01/21 - 09/30/21	30	0.00	12,891.67	0.00	12,891.67	0.00	0.00	0.00	12,891.67	0.00
H	09/01/21 - 09/30/21	30	1,106.73	46,733.58	0.00	46,733.58	0.00	0.00	0.00	46,733.58	1,106.73
VRR Interest	09/01/21 - 09/30/21	30	58.25	115,935.31	0.00	115,935.31	0.00	0.00	0.00	115,935.31	58.25
Totals			1,164.98	2,318,706.15	0.00	2,318,706.15	0.00	0.00	0.00	2,318,706.15	1,164.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,431,633.59	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,330,299.47	Master Servicing Fee	3,148.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,614.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.87
ARD Interest	0.00	Operating Advisor Fee	1,491.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,330,299.47	Total Fees	11,593.34

Principal		Expenses/Reimbursements
Scheduled Principal	112,927.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	112,927.44	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,318,706.15
Borrower Option Extension Fees	0.00	Principal Distribution	112,927.44
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,431,633.59
Total Funds Collected	2,443,226.91	Total Funds Distributed	2,443,226.93
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	813,294,678.27	813,294,678.27	Beginning Certificate Balance	813,294,678.27
(-) Scheduled Principal Collections	112,927.44	112,927.44	(-) Principal Distributions	112,927.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	813,181,750.83	813,181,750.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	813,303,529.34	813,303,529.34	Ending Certificate Balance	813,181,750.83
Ending Actual Collateral Balance	813,191,089.50	813,191,089.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	51,253,725.27	6.30%	104	3.8200	2.194363	1.49 or less	4	109,775,954.76	13.50%	102	3.5036	(1.975158)
7,500,000 to 14,999,999		9	105,479,732.40	12.97%	108	3.5925	2.260985	1.50 to 1.74	9	80,482,518.43	9.90%	108	4.0216	1.608353
15,000,000 to 24,999,999		12	224,847,793.16	27.65%	108	3.2750	2.331013	1.75 to 2.49	9	176,797,777.64	21.74%	109	3.6342	2.027127
25,000,000 to 49,999,999		8	250,600,500.00	30.82%	107	3.4452	0.822664	2.50 to 3.49	19	370,125,500.00	45.52%	109	3.2078	2.787053
	50,000,000 or greater	3	181,000,000.00	22.26%	111	3.4333	2.848011	3.50 and greater	2	76,000,000.00	9.35%	110	3.3924	3.870526
	Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559	Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	3,890,000.00	0.48%	110	3.5760	2.860000
							Industrial	9	72,885,000.00	8.96%	110	3.4800	2.478681
California	5	102,102,942.37	12.56%	109	3.5771	2.641250
							Lodging	4	115,000,000.00	14.14%	101	3.5272	(1.796957)
Colorado	1	18,244,850.79	2.24%	111	3.5980	1.710000
							Mixed Use	6	174,565,954.76	21.47%	107	3.4191	2.852666
Georgia	2	33,590,000.00	4.13%	111	3.5647	2.384885
							Multi-Family	1	26,000,000.00	3.20%	110	3.7700	2.250000
Illinois	5	16,110,000.00	1.98%	110	3.6224	2.076182
							Office	12	309,772,518.43	38.09%	110	3.3419	2.410223
Michigan	2	6,510,000.00	0.80%	110	3.5760	2.860000
							Retail	5	87,984,277.64	10.82%	110	3.5304	2.847269
Missouri	1	13,708,777.64	1.69%	111	4.2780	1.820000
							Self Storage	7	26,974,000.00	3.32%	103	3.5549	2.562001
Nevada	2	75,000,000.00	9.22%	101	3.5580	(3.430000)
							Totals	44	813,181,750.83	100.00%	108	3.4382	1.963559
New Jersey	1	4,409,725.27	0.54%	110	3.7400	1.740000

New York	11	302,400,954.76	37.19%	108	3.2951	2.516188

Ohio	3	15,000,000.00	1.84%	109	3.3220	2.080000

Pennsylvania	3	61,635,000.00	7.58%	111	3.3956	2.249180

Tennessee	1	20,000,000.00	2.46%	101	3.1390	0.950000

Texas	2	23,764,000.00	2.92%	103	3.9026	1.659195

Utah	2	98,650,500.00	12.13%	110	3.3770	3.499551

Virginia	1	12,500,000.00	1.54%	110	3.0600	2.730000

Washington	1	5,665,000.00	0.70%	110	4.4640	1.530000

Totals	44	813,181,750.83	100.00%	108	3.4382	1.963559

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2999% or less	11	210,750,000.00	25.92%	108	2.9930	2.591708	12 months or less	32	635,681,750.83	78.17%	110	3.4229	2.626087
	3.3000% to 4.2499%	28	556,091,030.82	68.38%	108	3.5205	1.752010	13 months to 24 months	11	177,500,000.00	21.83%	101	3.4931	(0.409155)
	4.2500% or greater	4	46,340,720.01	5.70%	110	4.4758	1.645442	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	33	565,729,122.40	69.57%	107	3.4135	1.763778	Interest Only	27	623,410,500.00	76.66%	108	3.3364	2.000234
111 months to 118 months		10	247,452,628.43	30.43%	111	3.4947	2.420302	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or more	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559	241 months or more	16	189,771,250.83	23.34%	109	3.7728	1.843078
								Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	241,206,445.28	29.66%	110	3.5863	2.683343				None
	12 months or less	31	571,975,305.55	70.34%	107	3.3758	1.660021
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	813,181,750.83	100.00%	108	3.4382	1.963559
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2-5	30506585	OF	New York	NY	Actual/360	2.692%	44,868.33	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	10/06/21
1A2-6	30506586				Actual/360	2.692%	44,868.33	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	10/06/21
1A2-7	30506587				Actual/360	2.692%	44,868.33	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	10/06/21
1A4-4	30319101				Actual/360	2.692%	44,868.33	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	10/06/21
2A13-6	30319102	LO	Las Vegas	NV	Actual/360	3.558%	118,600.00	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	10/05/21
2A15-7	30319103				Actual/360	3.558%	103,775.00	0.00	0.00	03/05/30	03/05/32	--	35,000,000.00	35,000,000.00	10/05/21
3A1	30506623	OF	New York	NY	Actual/360	3.510%	207,675.00	0.00	0.00	N/A	01/06/31	--	71,000,000.00	71,000,000.00	10/06/21
4A1	30506618	MU	Farmington	UT	Actual/360	3.377%	168,850.00	0.00	0.00	N/A	12/05/30	--	60,000,000.00	60,000,000.00	10/05/21
5A1	30506614	OF	Various	PA	Actual/360	3.392%	141,333.33	0.00	0.00	N/A	01/01/31	--	50,000,000.00	50,000,000.00	10/01/21
6	30506632	RT	Riverton	UT	Actual/360	3.377%	108,768.95	0.00	0.00	N/A	12/05/30	--	38,650,500.00	38,650,500.00	10/05/21
7A3	30506420	MU	New York	NY	Actual/360	3.680%	61,333.33	0.00	0.00	N/A	03/01/30	--	20,000,000.00	20,000,000.00	10/01/21
7A4	30506421				Actual/360	3.680%	38,333.33	0.00	0.00	N/A	03/01/30	--	12,500,000.00	12,500,000.00	10/01/21
8A7	30318940	MU	McClellan	CA	Actual/360	3.309%	45,223.00	0.00	0.00	N/A	12/11/30	--	16,400,000.00	16,400,000.00	10/11/21
8A8	30318941				Actual/360	3.309%	44,120.00	0.00	0.00	N/A	12/11/30	--	16,000,000.00	16,000,000.00	10/11/21
9	30506594	OF	San Francisco	CA	Actual/360	3.276%	88,042.50	0.00	0.00	N/A	01/06/31	--	32,250,000.00	32,250,000.00	10/06/21
10A1-5-A	30319104	MU	New York	NY	Actual/360	3.160%	65,833.33	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	10/06/21
10A1-5-C	30319105				Actual/360	3.160%	13,166.67	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	10/06/21
11	30506608	IN	Port Wentworth	GA	Actual/360	3.557%	85,071.58	0.00	0.00	N/A	01/01/31	--	28,700,000.00	28,700,000.00	10/01/21
12	30506572	MF	Brooklyn	NY	Actual/360	3.770%	81,683.33	0.00	0.00	N/A	12/06/30	--	26,000,000.00	26,000,000.00	10/06/21
13A2-2	30506681	OF	New York	NY	Actual/360	3.250%	67,708.33	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	10/06/21
14	30319107	OF	Valencia	CA	Actual/360	4.600%	89,065.00	31,406.43	0.00	N/A	12/06/30	--	23,234,348.80	23,202,942.37	10/06/21
15A5	30506527	LO	Nashville	TN	Actual/360	3.139%	52,316.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	10/06/21
16A1-2	30506634	LO	Houston	TX	Actual/360	3.800%	31,666.67	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	10/06/21
16A1-3	30506635				Actual/360	3.800%	15,833.33	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	10/06/21
16A1-4	30506636				Actual/360	3.800%	11,083.33	0.00	0.00	N/A	03/06/30	--	3,500,000.00	3,500,000.00	10/06/21
16A2-2	30506637				Actual/360	3.800%	4,750.00	0.00	0.00	N/A	03/06/30	--	1,500,000.00	1,500,000.00	10/06/21
17	30530110	OF	Aurora	CO	Actual/360	3.598%	54,791.99	29,296.61	0.00	N/A	01/06/31	--	18,274,147.40	18,244,850.79	10/06/21
18	30506580	RT	New York	NY	Actual/360	3.450%	46,000.00	0.00	0.00	N/A	12/06/30	--	16,000,000.00	16,000,000.00	10/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
19A3	30319074	IN	Various	OH	Actual/360	3.322%	41,525.00	0.00	0.00	N/A	11/06/30	--	15,000,000.00	15,000,000.00	10/06/21
20	30506619	MU	New York	NY	Actual/360	3.721%	45,890.12	23,330.61	0.00	N/A	12/01/30	--	14,799,285.37	14,775,954.76	10/01/21
21	30506649	RT	Maplewood	MO	Actual/360	4.278%	48,941.51	19,555.12	0.00	N/A	01/01/31	--	13,728,332.76	13,708,777.64	10/01/21
22	30506547	RT	Hampton	VA	Actual/360	3.060%	31,875.00	0.00	0.00	N/A	12/01/30	--	12,500,000.00	12,500,000.00	10/01/21
23	30506592	IN	Denver	PA	Actual/360	3.411%	33,072.49	0.00	0.00	N/A	01/06/31	--	11,635,000.00	11,635,000.00	10/06/21
24	30506622	SS	Salinas	CA	Actual/360	2.970%	27,225.00	0.00	0.00	N/A	01/06/31	--	11,000,000.00	11,000,000.00	10/06/21
25	30506609	IN	Various	Various	Actual/360	3.576%	30,992.00	0.00	0.00	N/A	12/06/30	--	10,400,000.00	10,400,000.00	10/06/21
26	30506502	SS	Various	IL	Actual/360	3.740%	27,925.33	0.00	0.00	N/A	12/06/30	--	8,960,000.00	8,960,000.00	10/06/21
27	30506621	IN	Chicago Heights	IL	Actual/360	3.475%	20,705.21	0.00	0.00	N/A	01/06/31	--	7,150,000.00	7,150,000.00	10/06/21
28	30506566	RT	Brooklyn	NY	Actual/360	3.930%	23,334.38	0.00	0.00	N/A	12/06/30	--	7,125,000.00	7,125,000.00	10/06/21
29	30506550	OF	Seattle	WA	Actual/360	4.464%	21,073.80	0.00	0.00	N/A	12/06/30	--	5,665,000.00	5,665,000.00	10/06/21
30	30506548	MU	Hinesville	GA	Actual/360	3.610%	14,710.75	0.00	0.00	N/A	12/06/30	--	4,890,000.00	4,890,000.00	10/06/21
31	30506509	OF	Piscataway	NJ	Actual/360	3.740%	13,772.75	9,338.67	0.00	N/A	12/06/30	--	4,419,063.94	4,409,725.27	09/06/21
32	30506604	SS	Houston	TX	Actual/360	4.448%	13,951.89	0.00	0.00	N/A	01/06/31	--	3,764,000.00	3,764,000.00	10/06/21
33	30506606	SS	Palm Desert	CA	Actual/360	3.990%	10,806.25	0.00	0.00	N/A	01/06/26	--	3,250,000.00	3,250,000.00	10/06/21
Totals							2,330,299.47	112,927.44	0.00				813,294,678.27	813,181,750.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-5	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-6	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-7	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-4	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A13-6	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A15-7	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	13,521,382.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	15,891,878.82	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	11,014,637.50	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,154,247.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	3,569,012.84	8,456,070.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	3,569,012.84	8,456,070.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,982,350.04	3,174,988.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-5-A	48,047,165.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-5-C	48,047,165.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,292,263.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,250,931.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2-2	13,099,940.83	12,735,142.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	(704,343.52)	7,571,778.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-2	0.00	4,456,154.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-3	0.00	4,456,154.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-4	0.00	4,456,154.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-2	0.00	4,456,154.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,911,971.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,291,008.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,133,678.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,366,564.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,096,557.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	917,535.57	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	659,003.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	396,799.96	412,631.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	646,921.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	23,102.21	23,102.21	0.00	0.00
32	0.00	361,991.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	392,148.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(447,126,753.11)	(91,634,321.70)				0.00	0.00	23,102.21	23,102.21	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438228%	3.421123%	108
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438310%	3.421204%	109
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438385%	3.421279%	110
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438460%	3.421353%	111
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438542%	3.421434%	112
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438616%	3.421507%	113
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438697%	3.421587%	114
03/17/21	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438770%	3.421660%	115
02/18/21	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438865%	3.421753%	116
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.438937%	3.421826%	117
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	30506509	09/06/21	0	B	23,102.21	23,102.21	0.00	4,419,063.94
Totals					23,102.21	23,102.21	0.00	4,419,063.94

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		3,250,000	3,250,000		0		0
> 60 Months		809,931,751	809,931,751		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	813,181,751	813,181,751	0	0		0	0
Sep-21	813,294,678	813,294,678	0	0		0	0
Aug-21	813,398,829	813,398,829	0	0		0	0
Jul-21	813,502,621	813,502,621	0	0		0	0
Jun-21	813,614,475	813,614,475	0	0		0	0
May-21	813,717,521	813,717,521	0	0		0	0
Apr-21	813,828,656	813,828,656	0	0		0	0
Mar-21	813,930,962	793,930,962	0	20,000,000		0	0
Feb-21	814,058,327	794,058,327	20,000,000	0		0	0
Jan-21	814,159,838	814,159,838	0	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27